WELLS
                                Real Estate Funds
                                -----------------
--------------------------------------------------------------------------------

May 4, 2000

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549

Re:  Wells Family of Funds (the "Trust")
     File No. 333-35677 and 811-8355

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (j) of Rule 497 would not have differed from that contained in the most recent amendment to The Wells Family of Funds registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 3) has been filed electronically.

If you have any questions or comment contact me at 513 629-2996.

Very truly yours,

/s/ Wade Bridge
---------------
Assistant Secretary

    Wells Real Estate Funds P.O. Box 5354 Cincinnati, Ohio 45202 800.282.1581